DEFERRED TAX ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Tax Assets And Liabilities [Abstract]
Schedule of principal components of the deferred income tax assets and liabilities

The principal components of the deferred income tax assets and liabilities are as follows:

	Tax losses	Fair value change of financial instruments	Unrealized gain on inter- company sales	Depreciation of solar parks	Total
	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$
At January 1, 2018	1,151	12,283	8,606	(1,324)	20,716
Deferred tax assets	1,151	12,283	8,606	1,460	23,500
Deferred tax liabilities	—	—	—	2,784	2,784
Credit (charge) to profit or loss	(377)	5,226	1,772	1,393	8,014
Reclassified to held-for-sale	—	—	—	186	186
Exchange differences	28	213	216	(150)	307
At December 31, 2018	802	17,722	10,594	105	29,223
Deferred tax assets	802	17,722	10,594	3,264	32,382
Deferred tax liabilities	—	—	—	3,159	3,159
Credit (charge) to profit or loss	112	(17,786)	(4,458)	1,687	(20,445)
Disposal of Subsidiaries	—	—	—	1,101	1,101
Exchange differences	221	191	126	(35)	503
At December 31, 2019	1,135	127	6,262	2,858	10,382
Deferred tax assets	1,135	127	6,262	5,202	12,726
Deferred tax liabilities	—	—	—	2,344	2,344

Summary of deductible temporary differences unused tax losses and unused tax credits

Below is a breakdown of the deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets were recognized:

	At December 31,
	2018	2019
	Thousand US$	Thousand US$
Deductible temporary differences	16,350	22,883
Unused tax losses	98,786	122,474
Unused tax credits	3,068	6,164
Total	118,204	151,521

Schedule unrecognized deferred tax assets expire unutilized

Below is a breakdown of the unused tax losses by expiry date for which no deferred tax assets were recognized:

In millions
2019.12.31
2020	—
2021	0.1
2022	2.8
2023	2.3
2024	2.1
Thereafter	44.0
Total	51.3